August 18, 2011

VIA EDGAR AND OVERNIGHT MAIL

United States Securities and Exchange Commission
Division of Corporation Finance
100 F Street N.E.
Washington, D.C.20549
Attention:	Mr. Shehzad Niazi
Mr. David Link

Re:	The Timberland Company
Schedule 14C
Filed July 18, 2011
File No. 001-09548

Dear Mr. Niazi and Mr. Link:

In connection with the response of The Timberland Company (the “Company”) to the comments of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) in its letter dated August 12, 2011, the Company acknowledges that:

•                  it is responsible for the adequacy and accuracy of the disclosure in the filing;

•                  Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•                  it may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions, please do not hesitate to call Jane D. Goldstein at (617) 951-7431 or Zachary R. Blume at (617) 951-7663 at Ropes & Gray LLP.

THE TIMBERLAND COMPANY

/s/ Danette Wineberg
Name:	Danette Wineberg
Title:	Vice President, General Counsel and Secretary